Other non-current financial liabilities - Disclosure of Reconciliation of Put Options Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Non-current portion	€ 1,830	€ 3,596
Current portion	13,689	19,227
Put options
Disclosure of financial liabilities [line items]
Put options, beginning balance	0
Put options, ending balance		0
Put options | Financial liabilities at fair value through profit or loss | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Put options, beginning balance	4,390	15,419
Changes in fair value recognized in income statement	1,210	(10,472)
Exercise of options	(2,422)	0
Exchange differences	131	(557)
Put options, ending balance	3,309	4,390
Non-current portion	1,830	3,596
Current portion	€ 1,479	€ 794